Restructuring And Impairment Charges (Tables)	12 Months Ended
Sep. 26, 2015
Restructuring And Impairment Charges [Abstract]
Components Of Restructuring Charges By Segment
	Expected Total Costs	Cumulative charges through Fiscal 2015	To be Recognized in Future
Severance and termination benefits	$18	$18	$—
Facility exit costs	27	24	3
Asset impairment	15	15	—
Total	$60	$57	$3

Schedule Of Estimated Costs For Restructuring Programs
	2015	2014	2013
Consumer Packaging	$11	$24	$5
Health, Hygiene & Specialties	—	—	—
Engineered Materials	2	6	9
Consolidated	$13	$30	$14

Schedule Of Restructuring Accrual Costs
	Employee Severance and Benefits	Facility Exit Costs	Non-cash charges	Total
Balance as of fiscal 2013	$2	2	—	4
Charges	9	14	7	30
Non-cash asset impairment	—	—	(7)	(7)
Cash payments	(6)	(8)	—	(14)
Balance as of fiscal 2014	$5	$8	$—	$13
Charges	4	7	2	13
Non-cash asset impairment	—	—	(2)	(2)
Cash payments	(7)	(7)	—	(14)
Balance as of fiscal 2015	$2	$8	$—	$10